Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
			Office
	Lab	Computer	equipment and	Leased
	equipment	equipment	leaseholds	buildings	Total
	$	$	$	$	$

Cost
Balance, December 31, 2017	1,508	227	1,852	-	3,587
Additions	18	33	12	-	63
Disposals	(2)	-	-	-	(2)
Impact of change in presentation currency	(112)	(18)	(137)		(267)
Balance, December 31, 2018	1,412	242	1,727	-	3,381
Additions	-	10	314	914	1,238
Impact of change in presentation currency	65	11	86	16	178
Balance, December 31, 2019	1,477	263	2,127	930	4,797

Accumulated depreciation
Balance, December 31, 2017	485	125	690	-	1,300
Depreciation	201	41	383	-	625
Disposals	(2)	-	-	-	(2)
Impact of change in presentation currency	(46)	(12)	(69)		(127)
Balance, December 31, 2018	638	154	1,004	-	1,796
Depreciation	158	30	417	179	784
Impact of change in presentation currency	33	10	54	5	102
Balance December 31, 2019	829	194	1,475	184	2,682

Net carrying amounts
December 31, 2018	774	88	723	-	1,585
December 31, 2019	648	69	652	746	2,115